Cover	Jan. 29, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 29, 2021
Entity Registrant Name	FOUNDATION BUILDING MATERIALS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38009
Entity Tax Identification Number	81-4259606
Entity Address, Address Line One	2520 Red Hill Avenue
Entity Address, City or Town	Santa Ana,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92705
Local Phone Number	380-3127
City Area Code	714
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock
Trading Symbol	FBM
Security Exchange Name	NYSE
Entity Central Index Key	0001688941
Amendment Flag	false
Current Fiscal Year End Date	--12-31